Share-based compensation arrangements - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended								6 Months Ended			12 Months Ended
	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Oct. 31, 2024 $ / shares	Aug. 31, 2024 shares	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 $ / shares	Jun. 30, 2024 CNY (¥)	May 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥) Y shares	Dec. 31, 2024 USD ($) Vote $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) Vote	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares									$ 4.4				$ 3.4	$ 2.6			$ 2.4
Weighted average fair value at measurement date, share options granted									$ 400				$ 55,700	$ 27,600			$ 142,800	¥ 2,600	¥ 396,500	¥ 194,300	¥ 959,800
Weighted average remaining contractual life of outstanding share options												7 years		8 years	8 years	9 years 1 month 6 days
Number of options granted previously replaced | shares	915,730	915,730
Expected dividend, share options granted | $									$ 0					$ 0
Cumulative catchup adjustments to share based compensation															¥ 417,100
Expense from share-based payment transactions																¥ 0
Weighted average share price | $ / shares			$ 3.89			$ 1.22
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners								¥ 0
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vote Per Share | Vote													1						1
Class B Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vote Per Share | Vote													40						40
2018 Share Plan Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted for reserve | shares									311,125,716	311,125,716		311,125,716
Contractual term of share option granted												10 years
2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options												6 years 10 months 24 days		4 months 24 days	4 months 24 days	1 year 4 months 24 days
Contractual term | Y												7
Expense from share-based payment transactions										¥ 219,500	¥ 291,900	¥ 1,187,900			¥ 931,800	¥ 325,400
2018 Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of options granted for share-based payment arrangement												Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to four-year service schedule.
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted previously replaced | shares				693,524
Number of share options value granted					¥ 394,200		¥ 69,500